Note 10 - Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Tables)	3 Months Ended
Mar. 31, 2020
Tables/Schedules
Schedule of Segment Reporting Information, by Segment

	Division	Division	Division	Division	Division	Division	Division	Division	Division
	I	II	III	IV	V	VII	VIII	IX	Total

(in thousands)
Division Revenues:
3 Months ended 03/31/2020	$ 10,210	$ 9,181	$ 10,163	$ 9,791	$ 6,560	$ 6,304	$ 5,717	$ 8,506	$ 66,432
3 Months ended 03/31/2019	$ 8,781	$ 8,509	$ 9,312	$ 9,045	$ 5,568	$ 5,180	$ 4,684	$ 8,006	$ 59,085

Division Profit:
3 Months ended 03/31/2020	$ 3,253	$ 3,754	$ 4,183	$ 3,193	$ 1,997	$ 1,296	$ 1,403	$ 2,983	$ 22,062
3 Months ended 03/31/2019	$ 3,100	$ 3,561	$ 4,161	$ 3,043	$ 1,532	$ 1,255	$ 1,198	$ 3,094	$ 20,944

Division Assets:
03/31/2020	$ 103,173	$ 103,923	$ 107,802	$ 124,039	$ 68,583	$ 74,658	$ 58,722	$ 97,459	$ 738,359
12/31/2019	$ 105,094	$ 102,952	$ 109,390	$ 123,652	$ 68,269	$ 73,116	$ 59,100	$ 98,875	$ 740,448

	3 Months Ended 03/31/2020	3 Months Ended 03/31/2019
	(in 000’s)	(in 000’s)
Reconciliation of Revenues:
Total revenues from reportable divisions	$ 66,432	$ 59,085
Corporate finance charges earned, not allocated to divisions	31	34
Corporate investment income earned, not allocated to divisions	1,780	1,788
Timing difference of insurance income allocation to divisions	2,299	1,838
Other revenue not allocated to divisions	2	3
Consolidated Revenues (1)	$ 70,544	$ 62,748

	3 Months Ended 9/30/2019	3 Months Ended 9/30/2018
	(in 000’s)	(in 000’s)
Reconciliation of Profit:
Profit per division	$ 22,062	$ 20,944
Corporate earnings not allocated	4,112	3,663
Corporate expenses not allocated	(23,339)	(19,280)
Consolidated Net Income	$ 2,835	$ 5,327

(1) Note 1:  Includes Finance Charge Income, Investment Income, Insurance Premium Revenues and Other Revenue.